Consolidated Statements of Income or Loss $ in Thousands	12 Months Ended
	Dec. 31, 2025 MXN ($) $ / EquityInstruments	Dec. 31, 2024 MXN ($) $ / EquityInstruments	Dec. 31, 2023 MXN ($) $ / EquityInstruments
Consolidated Statements of Income or Loss
Revenues	$ 58,878,150	$ 62,260,864	$ 66,222,836
Cost of sales	(36,394,735)	(41,117,033)	(43,297,440)
Selling expenses	(7,721,811)	(8,815,211)	(8,848,181)
Administrative expenses	(9,522,888)	(10,592,581)	(11,305,619)
Income before other expense	5,238,716	1,736,039	2,771,596
Other expense, net	(1,013,824)	(4,554,900)	(913,801)
Operating income (loss)	4,224,892	(2,818,861)	1,857,795
Finance expense	(7,508,600)	(8,812,754)	(8,026,093)
Finance income	3,368,314	4,117,583	3,180,192
Finance expense, net	(4,140,286)	(4,695,171)	(4,845,901)
Share of loss of associates and joint ventures, net	(1,088,121)	(182,577)	(4,086,628)
Loss before income taxes	(1,003,515)	(7,696,609)	(7,074,734)
Income taxes	(7,931,514)	(688,587)	(2,360,634)
Net loss from continuing operations	(8,935,029)	(8,385,196)	(9,435,368)
Income from discontinued operations, net		56,816	628,116
Net loss	(8,935,029)	(8,328,380)	(8,807,252)
Net (loss) income attributable to:
Stockholders of the Company	(9,168,271)	(8,265,520)	(8,422,730)
Non-controlling interests	233,242	(62,860)	(384,522)
Net loss	$ (8,935,029)	$ (8,328,380)	$ (8,807,252)
Basic (loss) earnings per CPO attributable to stockholders of the Company:
Continuing operations | $ / EquityInstruments	(3.42)	(3.06)	(3.24)
Discontinued operations | $ / EquityInstruments		0.02	0.23
Total | $ / EquityInstruments	(3.42)	(3.04)	(3.01)
Diluted (loss) earnings per CPO attributable to stockholders of the Company:
Continuing operations | $ / EquityInstruments	(3.42)	(3.06)	(3.24)
Discontinued operations | $ / EquityInstruments		0.02	0.23
Total | $ / EquityInstruments	(3.42)	(3.04)	(3.01)